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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2003
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             FLETCHER ASSET MANAGEMENT, INC.
Address:          22 EAST 67TH STREET
                  NEW YORK, NEW YORK 10021



Form 13F File Number: 28-3480


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          DENIS KIELY
Title:         DIRECTOR
Phone:         (212) 284-4800

Signature, Place, and Date of Signing:



/S/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       AUGUST 14, 2003
    DIRECTOR


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1

Form 13F Information Table Entry Total:                              21

Form 13F Information Table Value Total:                              $141,823
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.             Form 13F File Number    Name

         1               28-10204                FLETCHER INTERNATIONAL, LTD.

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

                                        FORM 13F REPORT

                                                    Fair
                              Title of    CUSIP     Market    Shares or       (B)     (C)                (B)
                              Title of    CUSIP     Value     Principal (A)   Shared  Shared      (A)    Shared   (C)
Name of Issuer                Class       Number    (x$1,000) Amount    Sole  Defined Other       Sole   Defined  None
                              ----------- --------- --------- --------- ----  ------- --------    ----   -------  ------
Alloy Inc                     Common Stock 019855105    10,618 1,646,169         X              1    X
American Express Co           Common Stock 025816109       631    15,100         X              1    X
Aspen Technology Inc          Common Stock 045327103       456    95,000         X              1    X
CalDive International Inc     Common Stock 127914109     6,235   286,000         X              1    X
Champion Enterprises Inc      Common Stock 158496107     6,837 1,319,894         X              1    X
Clayton Homes Inc             Common Stock 184190106     1,430   113,965         X              1    X
Com21 Inc                     Common Stock 205937105        26   182,000         X              1    X
Cooper Cameron Corp           Common Stock 216640102     2,731    54,200         X              1    X
Diamonds TR                   Unit Ser 1   252787106    15,680   174,400         X              1    X
Dow Chem Co                   Common Stock 260543103       523    16,900         X              1    X
Federal Natl Mtg Assn         Common Stock 313586109       492     7,300         X              1    X
Fleetwood Enterprises Inc     Common Stock 339099103     1,199   161,977         X              1    X
Gulfterra Energy Partners LP  Common Stock 40274U108    42,003 1,118,881         X                   X
Lone Star Technologies Inc    Common Stock 542312103       521    24,600         X              1    X
Metro Goldwyn Mayer Inc       Common Stock 591610100       818    65,900         X              1    X
MidCap SPDR Trust Series I    Common Stock 595635103       430     4,900         X              1    X
Newpark Resources Inc         Common Stock 651718504    16,202 2,956,606         X              1    X
Oil Service HOLDRS Trust      Depostry     678002106    25,299   420,600         X              1    X
                              Rcpt
SPDR TR                       Unit Ser 1   78462F103    60,076   615,341         X              1    X
SPDR TR                       Unit Ser 1   78462F103        92       943         X                   X
TRC Cos Inc                   Common Stock 872625108     2,145   145,325         X              1    X
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